Restructuring Actions - Restructuring Reserve Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	$ 69	$ 150	$ 239
Charges		1	31
Adjustments to reserve estimates	(14)	(57)	(48)
Payments	(1)	(26)	(48)
Amounts recognized and transferred to employee benefit plans			(10)
Other, including currency translation	2	1	(14)
Balance at end of period	56	69	150
Workforce Reductions [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	20	29	79
Charges		1	15
Adjustments to reserve estimates	(9)	(4)	(9)
Payments		(6)	(38)
Amounts recognized and transferred to employee benefit plans			(10)
Other, including currency translation			(8)
Balance at end of period	11	20	29
Other [Member]
Restructuring Cost and Reserve [Line Items]
Balance at beginning of period	49	121	160
Charges			16
Adjustments to reserve estimates	(5)	(53)	(39)
Payments	(1)	(20)	(10)
Other, including currency translation	2	1	(6)
Balance at end of period	$ 45	$ 49	$ 121